Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		22 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Net loss	$ (5,506)	$ (440)	$ (8,358)	$ (875)	$ (9,981)
Unrealized loss on short-term investments, available-for-sale	(54)	0	(54)	0	(54)
Comprehensive loss	$ (5,560)	$ (440)	$ (8,412)	$ (875)	$ (10,035)